Intangible assets - Summary of Detailed Information About In Carrying Value Of Goodwill (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Detailed Information About In Carrying Value Of Goodwill [Line Items]
Perpetuity growth rate	2.00%	2.00%
Virtual Schools [member]
Disclosure of Detailed Information About In Carrying Value Of Goodwill [Line Items]
Discount rate	10.00%
Perpetuity growth rate	2.00%
Core [member]
Disclosure of Detailed Information About In Carrying Value Of Goodwill [Line Items]
Discount rate	10.00%
Perpetuity growth rate	2.00%
Assessments [member]
Disclosure of Detailed Information About In Carrying Value Of Goodwill [Line Items]
Discount rate	10.00%
Perpetuity growth rate	2.00%